Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 35,478	$ 335,844
Restricted cash	4,209	3,837
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 39,687	$ 339,681	$ 164,475	$ 89,856